Note 11 - Loss Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net loss for the year		$ (40,474)	$ (204,164)
Weighted average number of shares on issue - basic and diluted(1) (in shares)	[1]	201,615,489	183,650,405
Loss per share - basic and diluted (in dollars per share)		$ (0.20)	$ (1.11)
Loss per share - diluted (in dollars per share)		$ (0.20)	$ (1.11)

[1]	For the year ended December 31, 2019, diluted weighted average number of shares excluded 7,583,439 (2018 - 6,644,542) options, 128,944 restricted share units (2018 - nil) and 16,327,598 (2018 - 16,327,598) common shares issuable under the convertible debentures (Note 20(a)) that were anti-dilutive.